NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,609 shares (cost $55,938)	$73,784
Small Cap Value Securities Fund - Class 2 (FTVSV2)
427 shares (cost $7,669)	8,271
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,087 shares (cost $18,679)	14,790
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,406 shares (cost $5,886)	6,876
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,176 shares (cost $11,681)	12,917
Balanced Portfolio: Service Shares (JABS)
1,841 shares (cost $54,569)	58,716
Global Technology Portfolio: Service Shares (JAGTS)
412 shares (cost $3,121)	3,494
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
46 shares (cost $958)	1,173
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,678 shares (cost $26,607)	27,468
NVIT Emerging Markets Fund - Class I (GEM)
2,042 shares (cost $23,220)	19,994
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,103 shares (cost $13,615)	14,465
NVIT Money Market Fund - Class V (SAM5)
6,698 shares (cost $6,698)	6,698
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,116 shares (cost $72,351)	59,201
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
459 shares (cost $5,121)	4,405
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
32,012 shares (cost $296,630)	350,209
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
4,703 shares (cost $71,158)	73,266
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
8,205 shares (cost $99,892)	122,086
NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,881 shares (cost $112,448)	109,475
NVIT Real Estate Fund - Class I (NVRE1)
1,999 shares (cost $15,791)	12,594
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,286 shares (cost $103,824)	133,780
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
7,224 shares (cost $101,870)	136,381
Appreciation Portfolio - Initial Shares (DCAP)
3,409 shares (cost $130,336)	139,805
International Value Portfolio - Initial Shares (DVIV)
896 shares (cost $11,507)	8,694
Quality Bond Fund II - Primary Shares (FQB)
1,483 shares (cost $16,468)	16,281
VIP Equity-Income Portfolio - Service Class (FEIS)
18,741 shares (cost $414,751)	409,689
VIP Growth Portfolio - Service Class (FGS)
1,252 shares (cost $44,929)	73,992
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
17,714 shares (cost $225,475)	221,428

VIP Mid Cap Portfolio - Service Class (FMCS)
219 shares (cost $7,182)	7,368
VIP Overseas Portfolio - Service Class (FOS)
214 shares (cost $4,344)	3,793
Mid Cap Value - Institutional Shares (GVMCE)
1,971 shares (cost $29,126)	31,988
Baron Growth Opportunities Fund Service Class (BNCAI)
2,321 shares (cost $78,464)	93,248
Global Securities Fund/VA - Non-Service Shares (OVGS)
364 shares (cost $14,641)	12,761
All Asset Portfolio - Administrative Class (PMVAAA)
1,784 shares (cost $20,220)	17,859
Low Duration Portfolio - Administrative Class (PMVLDA)
20,763 shares (cost $211,196)	212,612
Real Return Portfolio - Administrative Class (PMVRRA)
2,092 shares (cost $26,975)	25,666
Total Return Portfolio - Administrative Class (PMVTRA)
16,100 shares (cost $176,969)	171,299
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
356 shares (cost $3,596)	3,310
Micro-Cap Portfolio - Investment Class (ROCMC)
2,741 shares (cost $27,322)	30,450
Mid-Cap Growth Portfolio - II (TRMCG2)
2,281 shares (cost $51,462)	56,218
New America Growth Portfolio (TRNAG1)
1,705 shares (cost $40,576)	40,092

Total Investments	$2,826,596

Accounts Receivable - NVIT Emerging Markets Fund - Class I (GEM)	8
Accounts Receivable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	14
Accounts Receivable - Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	6
Accounts Payable - International Value Portfolio - Initial Shares (DVIV)	(4)
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(8)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	(2)
Accounts Payable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	(8)
Accounts Payable - Mid Cap Value - Institutional Shares (GVMCE)	(10)
Accounts Payable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	(10)
Accounts Payable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	(7)
Accounts Payable - Global Securities Fund/VA - Non-Service Shares (OVGS)	(11)
Accounts Payable - All Asset Portfolio - Administrative Class (PMVAAA)	(7)
Accounts Payable - NVIT Money Market Fund - Class V (SAM5)	(4)
Accounts Payable - Templeton Foreign Securities Fund - Class 2 (TIF2)	(6)
Accounts Payable - New America Growth Portfolio (TRNAG1)	(14)
Accounts Payable - Global Technology Portfolio: Service Shares (JAGTS)	(2)
Accounts Payable - VIP Overseas Portfolio - Service Class (FOS)	(4)
Other Accounts Payable	(143)

$2,826,384

Contract Owners’ Equity:
Accumulation units	2,826,384

Total Contract Owners’ Equity (note 5)	$2,826,384

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	FTVSV2	TIF2	IVKMG1	JPMMV1	JABS	JAGTS
Reinvested dividends	$37,992	1,440	57	270	-	103	1,171	3
Mortality and expense risk charges (note 2)	(25,750)	(674)	(66)	(131)	(63)	(112)	(567)	(33)

Net investment income (loss)	12,242	766	(9)	139	(63)	(9)	604	(30)

Realized gain (loss) on investments	21,272	3,073	(4)	(47)	16	7	621	51
Change in unrealized gain (loss) on investments	(33,964)	641	817	525	(657)	937	(26)	373

Net gain (loss) on investments	(12,692)	3,714	813	478	(641)	944	595	424

Reinvested capital gains	193,468	2,580	1,054	242	690	614	827	130

Net increase (decrease) in contract owners’ equity resulting from operations	$193,018	7,060	1,858	859	(14)	1,549	2,026	524

Investment Activity:	LOVMCV	NVAMV1	GEM	GVDMA	SAM5	NVMIG1	GVDIV2	NVMLG1
Reinvested dividends	$6	596	163	245	2	886	109	2,968
Mortality and expense risk charges (note 2)	(9)	(249)	(184)	(99)	(63)	(569)	(38)	(3,290)

Net investment income (loss)	(3)	347	(21)	146	(61)	317	71	(322)

Realized gain (loss) on investments	1	585	(36)	10	-	(117)	(9)	4,986
Change in unrealized gain (loss) on investments	95	1,358	1,313	(174)	-	(3,390)	108	(50,799)

Net gain (loss) on investments	96	1,943	1,277	(164)	-	(3,507)	99	(45,813)

Reinvested capital gains	63	2,449	-	778	-	1,329	-	50,233

Net increase (decrease) in contract owners’ equity resulting from operations	$156	4,739	1,256	760	(61)	(1,861)	170	4,098

Investment Activity:	SCGF	SCVF	NVOLG1	NVRE1	ALVGIA	DVSCS	DCAP	DVIV
Reinvested dividends	$-	692	804	255	1,249	1,020	2,216	167
Mortality and expense risk charges (note 2)	(642)	(978)	(1,004)	(115)	(1,170)	(1,079)	(1,274)	(80)

Net investment income (loss)	(642)	(286)	(200)	140	79	(59)	942	87

Realized gain (loss) on investments	157	201	177	4	167	256	117	(25)
Change in unrealized gain (loss) on investments	(9,827)	13,822	(21,238)	(393)	4,727	16,305	(11,365)	(272)

Net gain (loss) on investments	(9,670)	14,023	(21,061)	(389)	4,894	16,561	(11,248)	(297)

Reinvested capital gains	15,285	10,477	24,088	1,000	7,462	9,667	19,309	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,973	24,214	2,827	751	12,435	26,169	9,003	(210)

Investment Activity:	FQB	FEIS	FGS	FIGBS	FMCS	FOS	GVMCE	BNCAI
Reinvested dividends	$576	8,522	-	5,160	30	53	414	471
Mortality and expense risk charges (note 2)	(154)	(3,557)	(736)	(2,112)	(64)	(35)	(276)	(914)

Net investment income (loss)	422	4,965	(736)	3,048	(34)	18	138	(443)

Realized gain (loss) on investments	(4)	(2,265)	6,246	2	18	(5)	14	5,392
Change in unrealized gain (loss) on investments	33	32,960	(13,741)	4,617	349	(261)	3,374	(7,474)

Net gain (loss) on investments	29	30,695	(7,495)	4,619	367	(266)	3,388	(2,082)

Reinvested capital gains	-	23,700	7,774	105	416	7	17	6,701

Net increase (decrease) in contract owners’ equity resulting from operations	$451	59,360	(457)	7,772	749	(241)	3,543	4,176

Investment Activity:	OVGS	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC	TRHS2
Reinvested dividends	$130	457	3,170	582	3,644	152	193	-
Mortality and expense risk charges (note 2)	(115)	(161)	(2,019)	(242)	(1,665)	(28)	(249)	(27)

Net investment income (loss)	15	296	1,151	340	1,979	124	(56)	(27)

Realized gain (loss) on investments	(352)	(32)	(13)	(6)	347	(7)	(99)	1,196
Change in unrealized gain (loss) on investments	(667)	1,631	(196)	701	714	269	4,926	(1,544)

Net gain (loss) on investments	(1,019)	1,599	(209)	695	1,061	262	4,827	(348)

Reinvested capital gains	821	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(183)	1,895	942	1,035	3,040	386	4,771	(375)

Investment Activity:	TRMCG2	TRNAG1
Reinvested dividends	$-	16
Mortality and expense risk charges (note 2)	(511)	(396)

Net investment income (loss)	(511)	(380)

Realized gain (loss) on investments	27	622
Change in unrealized gain (loss) on investments	(495)	(2,040)

Net gain (loss) on investments	(468)	(1,418)

Reinvested capital gains	3,671	1,979

Net increase (decrease) in contract owners’ equity resulting from operations	$2,692	181

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		FTVSV2		TIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,242	22,706	766	689	(9)	(22)	139	345
Realized gain (loss) on investments	21,272	32,984	3,073	3,142	(4)	78	(47)	(28)
Change in unrealized gain (loss) on investments	(33,964)	(259,773)	641	(6,020)	817	(1,626)	525	(1,925)
Reinvested capital gains	193,468	163,297	2,580	2,327	1,054	993	242	499

Net increase (decrease) in contract owners’ equity resulting from operations	193,018	(40,786)	7,060	138	1,858	(577)	859	(1,109)

Equity transactions:
Transfers between funds	-	-	3,549	-	-	-	-	-
Redemptions	(66,840)	(80,219)	(12,348)	(11,938)	-	(384)	-	-
Contract maintenance charges (note 2)	(388)	(422)	(46)	(46)	(28)	(29)	(1)	(1)
Adjustments to maintain reserves	(56)	(63)	-	(20)	8	-	(1)	1

Net equity transactions	(67,284)	(80,704)	(8,845)	(12,004)	(20)	(413)	(2)	-

Net change in contract owners’ equity	125,734	(121,490)	(1,785)	(11,866)	1,838	(990)	857	(1,109)
Contract owners’ equity beginning of period	2,700,650	2,822,140	75,560	87,426	6,433	7,423	13,927	15,036

Contract owners’ equity end of period	$2,826,384	2,700,650	73,775	75,560	8,271	6,433	14,784	13,927

CHANGES IN UNITS:
Beginning units	147,038	150,813	3,257	3,774	342	362	727	727
Units purchased	634	464	137	-	-	-	-	-
Units redeemed	(3,652)	(4,239)	(520)	(516)	(1)	(20)	-	-

Ending units	144,020	147,038	2,874	3,257	341	342	727	727

	IVKMG1		JPMMV1		JABS		JAGTS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(63)	(67)	(9)	5	604	426	(30)	-
Realized gain (loss) on investments	16	26	7	12	621	462	51	-
Change in unrealized gain (loss) on investments	(657)	(486)	937	(1,326)	(26)	(3,049)	373	-
Reinvested capital gains	690	545	614	888	827	1,836	130	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14)	18	1,549	(421)	2,026	(325)	524	-

Equity transactions:
Transfers between funds	-	-	-	-	(3,682)	(1,210)	2,975	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12)	(13)	-	-	(29)	(31)	(6)	-
Adjustments to maintain reserves	(2)	(3)	-	(2)	17	(12)	(1)	-

Net equity transactions	(14)	(16)	-	(2)	(3,694)	(1,253)	2,968	-

Net change in contract owners’ equity	(28)	2	1,549	(423)	(1,668)	(1,578)	3,492	-
Contract owners’ equity beginning of period	6,894	6,892	11,382	11,805	60,390	61,968	-	-

Contract owners’ equity end of period	$6,866	6,894	12,931	11,382	58,722	60,390	3,492	-

CHANGES IN UNITS:
Beginning units	485	486	414	414	2,627	2,681	-	-
Units purchased	-	-	-	-	-	-	230	-
Units redeemed	(1)	(1)	-	-	(155)	(54)	(24)	-

Ending units	484	485	414	414	2,472	2,627	206	-

	LOVMCV		NVAMV1		GEM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3)	(2)	347	395	(21)	(23)	146	58
Realized gain (loss) on investments	1	-	585	58	(36)	(17)	10	14
Change in unrealized gain (loss) on investments	95	(112)	1,358	(5,192)	1,313	(3,741)	(174)	(439)
Reinvested capital gains	63	64	2,449	3,339	-	-	778	196

Net increase (decrease) in contract owners’ equity resulting from operations	156	(50)	4,739	(1,400)	1,256	(3,781)	760	(171)

Equity transactions:
Transfers between funds	-	-	-	-	-	-	3,548	-
Redemptions	-	-	(2,889)	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(12)	(12)	(4)	(5)	-	-
Adjustments to maintain reserves	4	4	2	(12)	3	2	(3)	(2)

Net equity transactions	-	-	(2,899)	(24)	(1)	(3)	3,545	(2)

Net change in contract owners’ equity	156	(50)	1,840	(1,424)	1,255	(3,784)	4,305	(173)
Contract owners’ equity beginning of period	1,023	1,073	25,621	27,045	18,747	22,531	10,152	10,325

Contract owners’ equity end of period	$1,179	1,023	27,461	25,621	20,002	18,747	14,457	10,152

CHANGES IN UNITS:
Beginning units	60	60	1,162	1,163	807	807	498	498
Units purchased	-	-	-	-	-	-	162	-
Units redeemed	-	-	(118)	(1)	-	-	-	-

Ending units	60	60	1,044	1,162	807	807	660	498

	SAM5		NVMIG1		GVDIV2		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(61)	(63)	317	(146)	71	5	(322)	(1,763)
Realized gain (loss) on investments	-	-	(117)	(51)	(9)	(4)	4,986	6,062
Change in unrealized gain (loss) on investments	-	-	(3,390)	(4,429)	108	(283)	(50,799)	(25,648)
Reinvested capital gains	-	-	1,329	3,737	-	-	50,233	30,135

Net increase (decrease) in contract owners’ equity resulting from operations	(61)	(63)	(1,861)	(889)	170	(282)	4,098	8,786

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	(10,627)	(10,661)
Contract maintenance charges (note 2)	-	-	-	-	(4)	(4)	-	-
Adjustments to maintain reserves	(1)	(1)	(1)	(1)	3	(5)	(7)	(2)

Net equity transactions	(1)	(1)	(1)	(1)	(1)	(9)	(10,634)	(10,663)

Net change in contract owners’ equity	(62)	(64)	(1,862)	(890)	169	(291)	(6,536)	(1,877)
Contract owners’ equity beginning of period	6,756	6,820	61,062	61,952	4,234	4,525	356,742	358,619

Contract owners’ equity end of period	$6,694	6,756	59,200	61,062	4,403	4,234	350,206	356,742

CHANGES IN UNITS:
Beginning units	653	653	6,366	6,366	500	501	23,137	23,829
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	-	-	(698)	(692)

Ending units	653	653	6,366	6,366	500	500	22,439	23,137

	SCGF		SCVF		NVOLG1		NVRE1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(642)	(689)	(286)	(255)	(200)	(350)	140	219
Realized gain (loss) on investments	157	945	201	282	177	2,769	4	21
Change in unrealized gain (loss) on investments	(9,827)	(9,505)	13,822	(17,934)	(21,238)	(14,046)	(393)	(2,840)
Reinvested capital gains	15,285	9,230	10,477	10,637	24,088	16,124	1,000	1,810

Net increase (decrease) in contract owners’ equity resulting from operations	4,973	(19)	24,214	(7,270)	2,827	4,497	751	(790)

Equity transactions:
Transfers between funds	-	(1,513)	-	-	-	-	-	-
Redemptions	-	-	-	-	-	(6,605)	-	-
Contract maintenance charges (note 2)	-	(3)	-	-	(30)	(40)	-	-
Adjustments to maintain reserves	(3)	(2)	(2)	(1)	5	2	(1)	-

Net equity transactions	(3)	(1,518)	(2)	(1)	(25)	(6,643)	(1)	-

Net change in contract owners’ equity	4,970	(1,537)	24,212	(7,271)	2,802	(2,146)	750	(790)
Contract owners’ equity beginning of period	68,282	69,819	97,865	105,136	106,669	108,815	11,846	12,636

Contract owners’ equity end of period	$73,252	68,282	122,077	97,865	109,471	106,669	12,596	11,846

CHANGES IN UNITS:
Beginning units	3,324	3,392	3,636	3,636	4,411	4,684	855	855
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(68)	-	-	(1)	(273)	-	-

Ending units	3,324	3,324	3,636	3,636	4,410	4,411	855	855

	ALVGIA		DVSCS		DCAP		DVIV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$79	578	(59)	(256)	942	1,020	87	121
Realized gain (loss) on investments	167	174	256	305	117	731	(25)	(14)
Change in unrealized gain (loss) on investments	4,727	136	16,305	(10,783)	(11,365)	(12,770)	(272)	(442)
Reinvested capital gains	7,462	-	9,667	7,143	19,309	6,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,435	888	26,169	(3,591)	9,003	(4,630)	(210)	(335)

Equity transactions:
Transfers between funds	-	-	3,548	-	-	(2,320)	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	(8)	-	(4)	-	-
Adjustments to maintain reserves	(3)	(2)	(21)	7	(1)	12	(2)	(2)

Net equity transactions	(3)	(2)	3,519	(1)	(1)	(2,312)	(2)	(2)

Net change in contract owners’ equity	12,432	886	29,688	(3,592)	9,002	(6,942)	(212)	(337)
Contract owners’ equity beginning of period	121,334	120,448	106,674	110,266	130,807	137,749	8,902	9,239

Contract owners’ equity end of period	$133,766	121,334	136,362	106,674	139,809	130,807	8,690	8,902

CHANGES IN UNITS:
Beginning units	5,454	5,454	3,629	3,629	6,354	6,464	537	537
Units purchased	-	-	96	-	-	-	-	-
Units redeemed	-	-	-	-	-	(111)	-	-

Ending units	5,454	5,454	3,725	3,629	6,354	6,354	537	537

	FQB		FEIS		FGS		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$422	450	4,965	8,106	(736)	(733)	3,048	3,421
Realized gain (loss) on investments	(4)	(2)	(2,265)	(886)	6,246	8,580	2	88
Change in unrealized gain (loss) on investments	33	(638)	32,960	(61,833)	(13,741)	(5,308)	4,617	(7,247)
Reinvested capital gains	-	-	23,700	35,531	7,774	2,932	105	174

Net increase (decrease) in contract owners’ equity resulting from operations	451	(190)	59,360	(19,082)	(457)	5,471	7,772	(3,564)

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	(10,682)	(13,230)	(11,805)	(14,940)	-	(2,993)
Contract maintenance charges (note 2)	(14)	(14)	(14)	(18)	(34)	(39)	-	(4)
Adjustments to maintain reserves	(2)	(2)	(12)	(5)	(3)	(7)	(2)	2

Net equity transactions	(16)	(16)	(10,708)	(13,253)	(11,842)	(14,986)	(2)	(2,995)

Net change in contract owners’ equity	435	(206)	48,652	(32,335)	(12,299)	(9,515)	7,770	(6,559)
Contract owners’ equity beginning of period	15,838	16,044	361,024	393,359	86,287	95,802	213,659	220,218

Contract owners’ equity end of period	$16,273	15,838	409,676	361,024	73,988	86,287	221,429	213,659

CHANGES IN UNITS:
Beginning units	1,090	1,091	17,926	18,555	3,638	4,283	15,255	15,464
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(1)	(508)	(629)	(511)	(645)	-	(209)

Ending units	1,089	1,090	17,418	17,926	3,127	3,638	15,255	15,255

	FMCS		FOS		GVMCE		BNCAI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(34)	(53)	18	27	138	(169)	(443)	(1,119)
Realized gain (loss) on investments	18	943	(5)	4	14	54	5,392	8,071
Change in unrealized gain (loss) on investments	349	(2,134)	(261)	(290)	3,374	(5,336)	(7,474)	(22,243)
Reinvested capital gains	416	1,294	7	4	17	2,252	6,701	9,071

Net increase (decrease) in contract owners’ equity resulting from operations	749	50	(241)	(255)	3,543	(3,199)	4,176	(6,220)

Equity transactions:
Transfers between funds	(112)	(248)	-	4,586	-	-	-	-
Redemptions	-	(3,985)	-	(289)	-	-	(14,537)	(15,194)
Contract maintenance charges (note 2)	(19)	(25)	(11)	-	(18)	(19)	(15)	(16)
Adjustments to maintain reserves	2	1	9	(10)	(11)	18	(9)	19

Net equity transactions	(129)	(4,257)	(2)	4,287	(29)	(1)	(14,561)	(15,191)

Net change in contract owners’ equity	620	(4,207)	(243)	4,032	3,514	(3,200)	(10,385)	(21,411)
Contract owners’ equity beginning of period	6,749	10,956	4,032	-	28,464	31,664	103,628	125,039

Contract owners’ equity end of period	$7,369	6,749	3,789	4,032	31,978	28,464	93,243	103,628

CHANGES IN UNITS:
Beginning units	298	472	190	-	1,005	1,005	3,569	4,062
Units purchased	2	-	-	203	-	-	-	-
Units redeemed	(7)	(174)	-	(13)	(1)	(1)	(498)	(494)

Ending units	293	298	190	190	1,004	1,005	3,071	3,569

	OVGS		PMVAAA		PMVLDA		PMVRRA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15	34	296	420	1,151	5,329	340	815
Realized gain (loss) on investments	(352)	(2)	(32)	(25)	(13)	45	(6)	13
Change in unrealized gain (loss) on investments	(667)	(776)	1,631	(2,138)	(196)	(6,733)	701	(1,758)
Reinvested capital gains	821	856	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(183)	112	1,895	(1,743)	942	(1,359)	1,035	(930)

Equity transactions:
Transfers between funds	(3,256)	3,589	-	-	-	-	(14)	(388)
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	(8)	(8)	-	-	(3)	(4)
Adjustments to maintain reserves	(21)	5	(9)	5	1	(13)	(1)	(4)

Net equity transactions	(3,285)	3,586	(17)	(3)	1	(13)	(18)	(396)

Net change in contract owners’ equity	(3,468)	3,698	1,878	(1,746)	943	(1,372)	1,017	(1,326)
Contract owners’ equity beginning of period	16,218	12,520	15,974	17,720	211,646	213,018	24,648	25,974

Contract owners’ equity end of period	$12,750	16,218	17,852	15,974	212,589	211,646	25,665	24,648

CHANGES IN UNITS:
Beginning units	575	457	1,062	1,062	16,184	16,184	1,672	1,698
Units purchased	-	118	-	-	-	-	3	-
Units redeemed	(119)	-	(1)	-	-	-	(4)	(26)

Ending units	456	575	1,061	1,062	16,184	16,184	1,671	1,672

	PMVTRA		PIHYB1		ROCMC		TRHS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,979	7,048	124	119	(56)	(265)	(27)	(39)
Realized gain (loss) on investments	347	142	(7)	(3)	(99)	(67)	1,196	984
Change in unrealized gain (loss) on investments	714	(9,919)	269	(369)	4,926	(5,174)	(1,544)	(603)
Reinvested capital gains	-	1,855	-	105	-	1,572	-	251

Net increase (decrease) in contract owners’ equity resulting from operations	3,040	(874)	386	(148)	4,771	(3,934)	(375)	593

Equity transactions:
Transfers between funds	-	-	-	-	-	-	(2,946)	(1,499)
Redemptions	(3,952)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	(26)	(10)	(10)	-	-	(6)	(8)
Adjustments to maintain reserves	10	(14)	9	(10)	(2)	(1)	(7)	6

Net equity transactions	(3,968)	(40)	(1)	(20)	(2)	(1)	(2,959)	(1,501)

Net change in contract owners’ equity	(928)	(914)	385	(168)	4,769	(3,935)	(3,334)	(908)
Contract owners’ equity beginning of period	172,207	173,121	2,925	3,093	25,674	29,609	3,334	4,242

Contract owners’ equity end of period	$171,279	172,207	3,310	2,925	30,443	25,674	-	3,334

CHANGES IN UNITS:
Beginning units	10,569	10,570	158	159	1,270	1,270	103	146
Units purchased	-	-	-	-	-	-	4	-
Units redeemed	(234)	(2)	-	-	-	-	(107)	(43)

Ending units	10,335	10,569	158	158	1,270	1,270	-	103

	TRMCG2		TRNAG1		FOSR
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(511)	(510)	(380)	(387)	-	(13)
Realized gain (loss) on investments	27	86	622	81	-	(89)
Change in unrealized gain (loss) on investments	(495)	(4,155)	(2,040)	(1,147)	-	488
Reinvested capital gains	3,671	7,256	1,979	4,252	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,692	2,677	181	2,799	-	386

Equity transactions:
Transfers between funds	-	-	(3,610)	3,589	-	(4,586)
Redemptions	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(18)	(12)	-	(11)
Adjustments to maintain reserves	(1)	(1)	-	(4)	-	(9)

Net equity transactions	(1)	(1)	(3,628)	3,573	-	(4,606)

Net change in contract owners’ equity	2,691	2,676	(3,447)	6,372	-	(4,220)
Contract owners’ equity beginning of period	53,516	50,840	43,525	37,153	-	4,220

Contract owners’ equity end of period	$56,207	53,516	40,078	43,525	-	-

CHANGES IN UNITS:
Beginning units	1,503	1,503	1,736	1,594	-	266
Units purchased	-	-	-	143	-	-
Units redeemed	-	-	(143)	-	-	(266)

Ending units	1,503	1,503	1,593	1,736	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)*

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

AMERICAN CENTURY INVESTORS INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value - Institutional Shares (GVMCE)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PIONEER FUNDS

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,826,596	$-	$-	$2,826,596

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$7,566	$13,067
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,111	94
Templeton Foreign Securities Fund - Class 2 (TIF2)	512	132
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	690	75
Mid Cap Value Portfolio: Class 1 (JPMMV1)	717	112
Balanced Portfolio: Service Shares (JABS)	1,998	4,279
Global Technology Portfolio: Service Shares (JAGTS)	3,518	447
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	69	13
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	3,045	3,150
NVIT Emerging Markets Fund - Class I (GEM)	163	189
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,570	98
NVIT Money Market Fund - Class V (SAM5)	2	63
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	2,215	569
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	109	41
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	53,201	13,917
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	15,285	642
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	11,170	978
NVIT Large Cap Growth Fund - Class I (NVOLG1)	24,892	1,034
NVIT Real Estate Fund - Class I (NVRE1)	1,255	115
VPS Growth and Income Portfolio - Class A (ALVGIA)	8,712	1,170
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	14,231	1,084
Appreciation Portfolio - Initial Shares (DCAP)	21,525	1,274
International Value Portfolio - Initial Shares (DVIV)	167	80
Quality Bond Fund II - Primary Shares (FQB)	576	168
VIP Equity-Income Portfolio - Service Class (FEIS)	32,222	14,253
VIP Growth Portfolio - Service Class (FGS)	7,774	12,575
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	5,265	2,112
VIP Mid Cap Portfolio - Service Class (FMCS)	482	231
VIP Overseas Portfolio - Service Class (FOS)	60	46
Mid Cap Value - Institutional Shares (GVMCE)	431	294
Baron Growth Opportunities Fund Service Class (BNCAI)	7,171	15,467
Global Securities Fund/VA - Non-Service Shares (OVGS)	951	3,379
All Asset Portfolio - Administrative Class (PMVAAA)	457	169
Low Duration Portfolio - Administrative Class (PMVLDA)	3,170	2,019
Real Return Portfolio - Administrative Class (PMVRRA)	622	300
Total Return Portfolio - Administrative Class (PMVTRA)	3,644	5,644
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	152	38
Micro-Cap Portfolio - Investment Class (ROCMC)	193	249
Health Sciences Portfolio - II (TRHS2)	126	3,105
Mid-Cap Growth Portfolio - II (TRMCG2)	3,671	511
New America Growth Portfolio (TRNAG1)	1,995	4,025

	$245,685	$107,208

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.95%	2,874	$25.67	$73,775	2.00%	10.65%
2015	0.95%	3,257	23.20	75,560	1.80%	0.15%
2014	0.95%	3,774	23.17	87,426	1.74%	12.35%
2013	0.95%	4,144	20.62	85,448	1.86%	30.77%
2012	0.95%	4,641	15.77	73,176	2.06%	14.64%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.95%	341	24.26	8,271	0.81%	28.95%
2015	0.95%	342	18.81	6,433	0.62%	-8.27%
2014	0.95%	362	20.50	7,423	0.62%	-0.38%
2013	0.95%	364	20.58	7,492	1.30%	34.94%
2012	0.95%	366	15.25	5,583	0.77%	17.26%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.95%	727	20.34	14,784	1.93%	6.16%
2015	0.95%	727	19.16	13,927	3.23%	-7.38%
2014	0.95%	727	20.68	15,036	1.88%	-11.98%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.95%	484	14.19	6,866	0.00%	-0.20%
2015	0.95%	485	14.22	6,894	0.00%	0.24%
2014	0.95%	486	14.18	6,892	0.00%	7.01%
2013	0.95%	487	13.25	6,453	0.42%	35.71%
2012	0.95%	488	9.76	4,765	0.00%	-2.36%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.95%	414	31.23	12,931	0.85%	13.61%
2015	0.95%	414	27.49	11,382	0.99%	-3.58%
2014	0.95%	414	28.51	11,805	0.79%	14.01%
2013	0.95%	484	25.01	12,104	0.92%	31.04%
2012	0.95%	70	19.08	1,336	1.04%	19.23%
Balanced Portfolio: Service Shares (JABS)
2016	0.95%	2,472	23.76	58,722	1.96%	3.34%
2015	0.95%	2,627	22.99	60,390	1.65%	-0.54%
2014	0.95%	2,681	23.11	61,968	1.52%	7.21%
2013	0.95%	2,682	21.56	57,822	2.37%	18.66%
2012	0.95%	423	18.17	7,685	2.51%	12.30%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.95%	206	16.95	3,492	0.09%	12.77%
Overseas Portfolio: Service Shares (JAIGS)
2012	0.95%	503	27.91	14,039	0.64%	12.10%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2016	0.95%	60	19.65	1,179	0.52%	15.29%
2015	0.95%	60	17.04	1,023	0.59%	-4.70%
2014	0.95%	60	17.88	1,073	0.45%	10.47%
2013	0.95%	60	16.19	971	0.43%	29.08%
2012	0.95%	61	12.54	765	0.69%	13.45%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.95%	1,044	26.30	27,461	2.25%	19.30%
2015	0.95%	1,162	22.05	25,621	2.45%	-5.18%
2014	0.95%	1,163	23.25	27,045	2.05%	12.04%
2013	0.95%	1,163	20.75	24,138	2.16%	30.65%
2012	0.95%	671	15.89	10,660	0.99%	13.57%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.95%	807	24.79	20,002	0.83%	6.70%
2015	0.95%	807	23.23	18,747	0.84%	-16.79%
2014	0.95%	807	27.92	22,531	0.85%	-6.40%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.95%	660	21.90	14,457	2.30%	7.45%
2015	0.95%	498	20.39	10,152	1.50%	-1.67%
2014	0.95%	498	20.73	10,325	1.71%	3.96%
2013	0.95%	498	19.94	9,931	1.68%	21.22%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class V (SAM5)
2016	0.95%	653	10.25	6,694	0.03%	-0.92%
2015	0.95%	653	10.35	6,756	0.00%	-0.95%
2014	0.95%	653	10.44	6,820	0.00%	-0.95%
2013	0.95%	653	10.54	6,886	0.00%	-0.95%
2012	0.95%	653	10.65	6,952	0.00%	-0.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.95%	6,366	9.30	59,200	1.47%	-3.05%
2015	0.95%	6,366	9.59	61,062	0.73%	-1.44%
2014	0.95%	6,366	9.73	61,952	1.07%	-2.68%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.95%	500	8.81	4,403	2.63%	3.99%
2015	0.95%	500	8.47	4,234	1.05%	-6.24%
2014	0.95%	501	9.03	4,525	1.80%	-9.68%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.95%	22,439	15.61	350,206	0.85%	1.22%
2015	0.95%	23,137	15.42	356,742	0.47%	2.45%
2014	0.95%	23,829	15.05	358,619	0.50%	9.39%
2013	0.95%	24,324	13.76	334,655	0.79%	33.46%
2012	0.95%	24,324	10.31	250,751	0.51%	15.25%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.95%	3,324	22.04	73,252	0.00%	7.28%
2015	0.95%	3,324	20.54	68,282	0.00%	-0.20%
2014	0.95%	3,392	20.58	69,819	0.00%	1.83%
2013	0.95%	3,324	20.21	67,186	0.00%	42.92%
2012	0.95%	3,324	14.14	47,010	0.00%	12.36%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.95%	3,636	33.57	122,077	0.67%	24.74%
2015	0.95%	3,636	26.92	97,865	0.71%	-6.92%
2014	0.95%	3,636	28.92	105,136	0.52%	6.01%
2013	0.95%	3,636	27.28	99,180	0.86%	39.07%
2012	0.95%	3,230	19.61	63,354	0.88%	19.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.95%	4,410	24.82	109,471	0.76%	2.65%
2015	0.95%	4,411	24.18	106,669	0.63%	4.09%
2014	0.95%	4,684	23.23	108,815	0.74%	7.77%
2013	0.95%	4,686	21.56	101,016	0.81%	35.40%
2012	0.95%	4,689	15.92	74,651	0.74%	17.56%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.95%	855	14.73	12,596	2.07%	6.33%
2015	0.95%	855	13.85	11,846	2.75%	-6.26%
2014	0.95%	855	14.78	12,636	3.01%	27.66%
2013	0.95%	855	11.58	9,899	1.14%	2.07%
2012	0.95%	3,292	11.34	37,341	1.09%	14.68%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.95%	5,454	24.53	133,766	1.01%	10.25%
2015	0.95%	5,454	22.25	121,334	1.44%	0.74%
2014	0.95%	5,454	22.08	120,448	1.36%	8.50%
2013	0.95%	5,454	20.35	111,011	1.35%	33.68%
2012	0.95%	5,913	15.23	90,029	1.60%	16.41%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.95%	3,725	36.61	136,362	0.89%	24.54%
2015	0.95%	3,629	29.39	106,674	0.73%	-3.26%
2014	0.95%	3,629	30.38	110,266	0.57%	4.12%
2013	0.95%	3,629	29.18	105,900	1.07%	39.38%
2012	0.95%	4,186	20.94	87,642	0.44%	14.64%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.95%	6,354	22.00	139,809	1.65%	6.88%
2015	0.95%	6,354	20.59	130,807	1.71%	-3.40%
2014	0.95%	6,464	21.31	137,749	1.85%	7.06%
2013	0.95%	6,464	19.90	128,659	1.97%	19.95%
2012	0.95%	6,551	16.59	108,701	3.65%	9.38%
International Value Portfolio - Initial Shares (DVIV)
2016	0.95%	537	16.18	8,690	1.95%	-2.38%
2015	0.95%	537	16.58	8,902	2.22%	-3.64%
2014	0.95%	537	17.20	9,239	1.60%	-10.18%
2013	0.95%	537	19.15	10,286	2.01%	21.83%
2012	0.95%	537	15.72	8,443	2.89%	11.59%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.95%	1,089	14.94	16,273	3.53%	2.84%
2015	0.95%	1,090	14.53	15,838	3.74%	-1.19%
2014	0.95%	1,091	14.71	16,044	3.70%	2.81%
2013	0.95%	1,092	14.30	15,620	4.16%	0.08%
2012	0.95%	1,093	14.29	15,622	4.01%	8.68%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.95%	17,418	23.52	409,676	2.27%	16.79%
2015	0.95%	17,926	20.14	361,024	3.09%	-5.00%
2014	0.95%	18,555	21.20	393,359	2.78%	7.61%
2013	0.95%	18,916	19.70	372,637	2.49%	26.80%
2012	0.95%	18,917	15.54	293,902	3.12%	16.07%
VIP Growth Portfolio - Service Class (FGS)
2016	0.95%	3,127	23.66	73,988	0.00%	-0.24%
2015	0.95%	3,638	23.72	86,287	0.15%	6.04%
2014	0.95%	4,283	22.37	95,802	0.09%	10.13%
2013	0.95%	4,646	20.31	94,361	0.20%	34.91%
2012	0.95%	4,648	15.05	69,974	0.51%	13.45%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.95%	15,255	14.52	221,429	2.33%	3.64%
2015	0.95%	15,255	14.01	213,659	2.52%	-1.65%
2014	0.95%	15,464	14.24	220,218	6.80%	4.75%
2013	0.95%	210	13.60	2,855	2.32%	-2.82%
2012	0.95%	210	13.99	2,938	2.02%	4.76%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.95%	293	25.15	7,369	0.43%	11.05%
2015	0.95%	298	22.65	6,749	0.33%	-2.44%
2014	0.95%	472	23.21	10,956	0.19%	5.19%
2013	0.95%	388	22.07	8,562	0.34%	34.77%
2012	0.95%	2,006	16.37	32,845	0.53%	13.66%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.95%	190	19.94	3,789	1.38%	-6.02%
2015	0.95%	190	21.22	4,032	1.27%	2.51%
Mid Cap Value - Institutional Shares (GVMCE)
2016	0.95%	1,004	31.85	31,978	1.41%	12.46%
2015	0.95%	1,005	28.32	28,464	0.41%	-10.10%
2014	0.95%	1,005	31.51	31,664	1.03%	12.49%
2013	0.95%	1,087	28.01	30,444	0.88%	31.63%
2012	0.95%	1,089	21.28	23,171	1.21%	17.34%
Baron Growth Opportunities Fund Service Class (BNCAI)
2016	0.95%	3,071	30.36	93,243	0.48%	4.57%
2015	0.95%	3,569	29.04	103,628	0.00%	-5.68%
2014	0.95%	4,062	30.78	125,039	0.18%	3.86%
2013	0.95%	4,416	29.64	130,886	0.44%	38.73%
2012	0.95%	4,196	21.36	89,643	1.20%	17.12%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.95%	456	27.96	12,750	1.03%	-0.87%
2015	0.95%	575	28.21	16,218	1.19%	2.96%
2014	0.95%	457	27.40	12,520	1.09%	1.32%
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.95%	1,061	16.83	17,852	2.67%	11.86%
2015	0.95%	1,062	15.04	15,974	3.39%	-9.85%
2014	0.95%	1,062	16.69	17,720	5.26%	-0.48%
2013	0.95%	1,063	16.77	17,822	4.19%	-0.68%
2012	0.95%	555	16.88	9,369	5.32%	13.85%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.95%	16,184	13.14	212,589	1.49%	0.45%
2015	0.95%	16,184	13.08	211,646	3.45%	-0.64%
2014	0.95%	16,184	13.16	213,018	1.13%	-0.11%
2013	0.95%	16,184	13.18	213,251	1.45%	-1.08%
2012	0.95%	16,184	13.32	215,582	1.91%	4.85%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	0.95%	1,671	15.36	25,665	2.27%	4.19%
2015	0.95%	1,672	14.74	24,648	4.11%	-3.63%
2014	0.95%	1,698	15.30	25,974	1.41%	2.11%
2013	0.95%	1,698	14.98	25,436	1.73%	-10.08%
2012	0.95%	1,698	16.66	28,288	1.06%	7.72%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.95%	10,335	16.57	171,279	2.08%	1.71%
2015	0.95%	10,569	16.29	172,207	5.00%	-0.52%
2014	0.95%	10,570	16.38	173,121	1.98%	3.28%
2013	0.95%	23,821	15.86	377,761	2.20%	-2.89%
2012	0.95%	24,098	16.33	393,515	2.57%	8.56%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2016	0.95%	158	20.95	3,310	4.90%	13.16%
2015	0.95%	158	18.51	2,925	4.77%	-4.85%
2014	0.95%	159	19.45	3,093	4.73%	-0.87%
2013	0.95%	159	19.62	3,120	5.27%	10.99%
2012	0.95%	160	17.68	2,829	5.49%	14.94%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	0.95%	1,270	23.97	30,443	0.73%	18.58%
2015	0.95%	1,270	20.22	25,674	0.00%	-13.29%
2014	0.95%	1,270	23.31	29,609	0.00%	-4.49%
2013	0.95%	1,329	24.41	32,442	0.51%	19.84%
2012	0.95%	2,499	20.37	50,905	0.00%	6.58%
Health Sciences Portfolio - II (TRHS2)
2015	0.95%	103	32.37	3,334	0.00%	11.40%
2014	0.95%	146	29.06	4,242	0.00%	29.98%
2013	0.95%	146	22.35	3,264	0.00%	49.08%
2012	0.95%	147	14.99	2,204	0.00%	29.75%
Mid-Cap Growth Portfolio - II (TRMCG2)
2016	0.95%	1,503	37.40	56,207	0.00%	5.03%
2015	0.95%	1,503	35.61	53,516	0.00%	5.26%
2014	0.95%	1,503	33.83	50,840	0.00%	11.75%
2013	0.95%	1,503	30.27	45,494	0.00%	35.10%
2012	0.95%	1,928	22.40	43,196	0.00%	12.53%
New America Growth Portfolio (TRNAG1)
2016	0.95%	1,593	25.16	40,078	0.04%	0.35%
2015	0.95%	1,736	25.07	43,525	0.00%	7.57%
2014	0.95%	1,594	23.31	37,153	0.00%	8.30%
2013	0.95%	1,717	21.52	36,954	0.00%	36.70%
2012	0.95%	1,503	15.74	23,664	0.50%	12.04%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	592	20.87	12,357	1.35%	26.13%
2012	0.95%	673	16.55	11,138	2.12%	20.07%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	906	18.86	17,088	2.36%	21.81%
2012	0.95%	876	15.48	13,564	2.97%	17.18%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	1,148	20.98	24,082	1.18%	-0.21%
2012	0.95%	1,148	21.02	24,131	0.51%	16.12%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	266	15.86	4,220	1.26%	-9.05%
2013	0.95%	266	17.44	4,640	1.34%	29.06%
2012	0.95%	267	13.52	3,609	1.91%	19.52%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	5,482	11.53	63,185	1.32%	20.19%
2012	0.95%	4,951	9.59	47,479	0.62%	14.68%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	392	12.91	5,059	2.49%	19.95%
2012	0.95%	582	10.76	6,262	0.16%	15.83%

2016	Contract owners’ equity:				$2,826,384
2015	Contract owners’ equity:				$2,700,650
2014	Contract owners’ equity:				$2,822,140
2013	Contract owners’ equity:				$2,716,357
2012	Contract owners’ equity:				$2,295,377
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.